Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	[1]	$ 6.1	$ 5.8	$ 9.0
Share based payment	[2]	2.4	(1.7)	3.2
Labor contract termination		0.0	0.5	1.2
Total		$ 8.5	$ 4.6	$ 13.4

[1]	Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Reais.
[2]	Accounts payable were reduced in 2020 and increased in 2021 due to the Company’s shares price changes in these periods end, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 29.